Organization - Schedule of Assets and Liabilities (Details) - Prestige Asset International Inc.(“PAII”) [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Jun. 25, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		$ 1,720		$ 366
Accounts receivable, net		8,790		8,790
Tax receivable				49,491
Prepaid expenses and other assets				7,824
Total Assets		4,746,443		66,471
Liabilities
Accrued expenses and other current liabilities				(120,592)
Total liabilities		(4,597,710)		(120,592)
Net identifiable liabilities to be disposed				(54,121)
Carrying amounts of major classes of assets included as part of the discontinued business
Right of use asset		158,458
Prepaid expenses and other assets, net		72,851
Amounts due from related parties		4,464,403
Deferred tax assets		40,221
Total current assets		4,746,443
Current liabilities:
Other payables and other current liabilities		37,309
Lease liabilities – current		180,517
Amount due to related parties		4,379,884
Total current liabilities		4,597,710
Total liabilities		4,597,710		$ 120,592
Asset management services
Total net revenue		376,215	$ 272,190
Operation cost and expenses
Selling, general and administrative expenses	100,103	496,098	859,957
Total operation cost and expenses	100,103	496,098	859,957
Other expenses (income)	97,996	(17,182)	(4,427)
Loss before income taxes benefit	(198,099)	(102,701)	(583,340)
Income taxes (benefit) expense	(9,709)	12,725	81,132
Net loss from discontinued operations	(188,390)	(115,426)	(664,472)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for credit loss	(40,871)	37,567	505,895
Amortization of Right-of-use assets	99,343	197,801	51,894
Deferred tax expenses		12,725	81,132
Interest on Lease liabilities	5,030
Gain on Lease Termination	(9,386)
Changes in operating assets and liabilities	59,209	(350,462)	263,527
Net cash (used in) generated from operating activities	(75,065)	(217,795)	237,976
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	73,345	11,659	(85,092)
Net (decrease) increase in cash and cash equivalents and restricted cash	(1,720)	(206,136)	152,884
Cash and cash equivalents and restricted cash at the beginning of year	1,720	207,856	54,972
Cash and cash equivalents and restricted cash at the end of year		1,720	207,856
Advisory service fees [Member]
Asset management services
Total net revenue		350,245	221,119
Management fees [Member]
Asset management services
Total net revenue		$ 25,970	$ 51,071